Loans and Advances to Customers - Summary of Net Loans and Advances to Customers (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Loans and Advances to Customers [abstract]
Loans secured on residential properties	£ 157,957	£ 155,355
Corporate loans	27,763	30,856
Finance leases	6,821	6,710
Other unsecured loans	7,554	6,230
Amounts due from fellow Banco Santander subsidiaries and joint ventures	1,997	1,199
Amounts due from Santander UK Group Holdings plc	17	8
Loans and advances to customers	202,109	200,358
Credit impairment loss allowances on loans and advances to customers	(751)	(940)	£ (921)	£ (1,108)
RV and voluntary termination provisions on finance leases	(69)	(78)
Net loans and advances to customers	£ 201,289	£ 199,340